Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 9,936	$ 4,415
Other comprehensive income	(3,075)	5,520
Unrealized net gain related to short-term investments	(1)	1
Net current period other comprehensive income	(3,076)	5,521
Balance	6,860	9,936
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	9,935	4,415
Other comprehensive income	(3,075)	5,520
Net current period other comprehensive income	(3,075)	5,520
Balance	6,860	9,935
Unrealized Gains and Losses on Derivative Instruments and Short-term Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1
Unrealized net gain related to short-term investments	(1)	1
Net current period other comprehensive income	$ (1)	1
Balance		$ 1